Segment Information - Summary of Operating Results by Geographical Areas (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Turnover	€ 50,982	€ 53,715	€ 52,713
Non-current assets	40,488	39,369	39,824
Country of Domicile [Member]
Disclosure of geographical areas [line items]
Turnover	3,679	3,849	3,819
Non-current assets	4,070	3,781	4,770
United States [member]
Disclosure of geographical areas [line items]
Turnover	8,305	8,532	8,263
Non-current assets	12,193	11,820	11,696
Others [Member]
Disclosure of geographical areas [line items]
Turnover	38,998	41,334	40,631
Non-current assets	€ 24,225	€ 23,768	€ 23,358